TAXATION (Details 5) - CNY (¥)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income tax holiday
Tax holiday effect	¥ 108,300,800	¥ 90,423,895
ADS
Income tax holiday
Basic net income per share effect (in dollars per share)	¥ 0.38	¥ 0.33
Diluted net income per share effect (in dollars per share)	¥ 0.30	¥ 0.28